Investments Accounted for Using the Equity Method - Summary of financial position of associates (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Position Of Associates [Line Items]
Current assets	¥ 1,698,917	¥ 1,638,236
Non-current assets	1,424,337	1,324,986
Current liabilities	1,221,867	1,158,213
Non-current liabilities	786,864	745,328
NEC Capital Solutions Limited [Member]
Disclosure Of Financial Position Of Associates [Line Items]
Current assets	870,638	768,549
Non-current assets	152,196	121,777
Current liabilities	444,073	414,038
Non-current liabilities	468,188	365,715
Net assets	¥ 110,573	¥ 110,573